Inventories - Allowance for Excess and Obsolete Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of activity in the allowance for excess, obsolete, and net realizable value inventory account
Balance at beginning of period		$ 63,405,691
Provision		353,111,929
Charges processed	$ (626,777,861)	(339,376,299)
Balance at end of period	91,797,063
Allowance for excess and obsolete inventory
Summary of activity in the allowance for excess, obsolete, and net realizable value inventory account
Balance at beginning of period	3,066,620	7,754,596
Provision	2,926,472	9,183,372
Charges processed	(4,432,010)	(13,871,348)
Balance at end of period	$ 1,561,082	$ 3,066,620